FAIR VALUE MEASUREMENTS (Tables)	9 Months Ended
Sep. 30, 2016
FAIR VALUE MEASUREMENTS
Schedule of recurring fair value measurements

Significant
Unobservable
	Fair Value as of	Inputs
	September 30, 2016	(Level 3)
Liabilities:
Warrants expiring March 2017	$-	$-